Schedule of Fair Value Using Black Scholes Method (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 19, 2023	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value			$ 39,444
Warrants, Fair Value			$ 202,638
Scenario One [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option		450,000
Warrants, Fair Value		$ 271,547
Scenario One [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		3 years
Warrants, Exercise Price		$ 0.46
Warrants, Market Price on Grant Date		$ 0.46
Warrants, Volatility Percentage		158.00%
Warrants, Reporting Date		Jul. 10, 2023
Scenario One [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 1.13
Warrants, Market Price on Grant Date		$ 1.13
Warrants, Volatility Percentage		160.00%
Warrants, Reporting Date		Aug. 01, 2023
Scenario Two [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option		4,745,000
Warrants, Fair Value		$ 10,278,150
Scenario Two [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 2.19
Warrants, Market Price on Grant Date		$ 2.19
Warrants, Volatility Percentage		155.00%
Warrants, Reporting Date		Jan. 17, 2024
Scenario Two [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		10 years
Warrants, Exercise Price		$ 2.37
Warrants, Market Price on Grant Date		$ 2.37
Warrants, Volatility Percentage		162.00%
Warrants, Reporting Date		Mar. 27, 2024
Scenario Three [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option		5,420,000
Warrants, Fair Value		$ 6,633,848
Scenario Three [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		2 years 6 months
Warrants, Exercise Price		$ 1.57
Warrants, Market Price on Grant Date		$ 1.57
Warrants, Volatility Percentage		119.00%
Warrants, Reporting Date		Jan. 16, 2024
Scenario Three [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price		$ 1.96
Warrants, Market Price on Grant Date		$ 1.96
Warrants, Volatility Percentage		121.00%
Warrants, Reporting Date		Mar. 11, 2024
Scenario Four [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 1.17
Warrants, Market Price on Grant Date		$ 1.17
Warrants, Volatility Percentage		155.00%
Number of Option		75,000
Warrants, Fair Value		$ 81,186
Scenario Four [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jun. 14, 2024
Scenario Four [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jun. 14, 2024
Scenario Five [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		2 years 6 months
Warrants, Volatility Percentage		120.00%
Number of Option		135,000
Warrants, Fair Value		$ 100,765
Scenario Five [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price		1.06
Warrants, Market Price on Grant Date		$ 1.06
Warrants, Reporting Date		May 16, 2024
Scenario Five [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price		$ 1.44
Warrants, Market Price on Grant Date		$ 1.44
Warrants, Reporting Date		Jun. 26, 2024
Scenario Six [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 1.00
Warrants, Market Price on Grant Date		$ 0.928
Warrants, Volatility Percentage		158.00%
Number of Option		300,000
Warrants, Fair Value		$ 278,526
Scenario Six [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Sep. 10, 2024
Scenario Six [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Sep. 01, 2024
Convertible Note Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			Apr. 20, 2022
Warrants, Relative Fair Value			$ 706,977
Warrants, Term Years			5 years
Warrants, Exercise Price			$ 2.79
Warrants, Market Price on Grant Date			$ 1.11
Warrants, Volatility Percentage			281.00%
Warrants, Risk-Free Rate			0.0287%
Convertible Note Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			Nov. 11, 2022
Warrants, Relative Fair Value			$ 937,207
Warrants, Term Years			5 years
Warrants, Exercise Price			$ 1.00
Warrants, Market Price on Grant Date			$ 1.28
Warrants, Volatility Percentage			211.00%
Warrants, Risk-Free Rate			0.0432%
PIPE Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 23, 2023
Warrants, Relative Fair Value	$ 2,311,614
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	287.00%
Warrants, Risk-Free Rate	0.0388%
PIPE Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 23, 2023
Warrants, Relative Fair Value	$ 2,602,996
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	371.00%
Warrants, Risk-Free Rate	0.0361%
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value			$ 364,960
Common Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value			$ 364,960
Warrants, Term Years			5 years
Warrants, Volatility Percentage			151.00%
Common Warrants [Member] | Scenario One [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			08/10
Common Warrants [Member] | Scenario One [Member] | Minimum [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 1.00
Warrants, Market Price on Grant Date			$ 0.87
Warrants, Risk-Free Rate			4.21%
Common Warrants [Member] | Scenario One [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			08/21/23
Common Warrants [Member] | Scenario One [Member] | Maximum [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 1.40
Warrants, Market Price on Grant Date			$ 1.18
Warrants, Risk-Free Rate			4.65%
Common Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			Oct. 05, 2023
Warrants, Relative Fair Value			$ 545,703
Warrants, Term Years			5 years
Warrants, Volatility Percentage			152.00%
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Market Price on Grant Date			$ 1.05
Warrants, Risk-Free Rate			4.68%
Common Warrants [Member] | Scenario Two [Member] | Minimum [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 1.00
Common Warrants [Member] | Scenario Two [Member] | Maximum [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 6.00